UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Fundrise Growth Tech Fund, LLC

Investment Company Act file number 811-23708

11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Address of Principal Executive Offices)

(202) 584-0550
(Registrant’s Area Code and telephone number)

Bjorn J. Hall
Rise Companies Corp.
11 Dupont Circle NW, 9th Floor
Washington, D.C. 20036
(Name and Address of Agent for Service)

Copies to:

Elizabeth J. Reza
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 through September 30, 2024

Item 1.  Reports to Stockholders.

(a)

Fundrise Growth Tech Fund, LLC
Semi-Annual Report
For the Six Months Ended
September 30, 2024

TABLE OF CONTENTS
Portfolio Composition (Unaudited) 3
Schedule of Investments (Unaudited) 4
Statement of Assets and Liabilities (Unaudited) 6
Statement of Operations (Unaudited) 7
Statements of Changes in Net Assets 8
Statement of Cash Flows (Unaudited) 9
Financial Highlights 10
Notes to Financial Statements (Unaudited) 11
Additional Information (Unaudited) 24

Fundrise Growth Tech Fund, LLC
PORTFOLIO COMPOSITION (UNAUDITED)
September 30, 2024

PORTFOLIO COMPOSITION
The following chart provides a visual breakdown of the Fund, by the industry sectors that the underlying securities represent, as a percentage of total investments.

Fundrise Growth Tech Fund, LLC
Schedule of Investments (UNAUDITED)
September 30, 2024

See accompanying notes to financial statements.
(Amounts in thousands)
Description Par/Shares Security Type
Value as of
September 30,
2024
% of Net
Assets
Technology Private Equity
Data Infrastructure
Databricks, Inc.
(1)(2)(3)(4)
382 Portfolio Company $ 28,05 1 17.9%
dbt Labs, Inc.
(1)(2)(5)
441 Portfolio Company 15,000 9.6%
Databricks, Inc.
(1)(2)(5)
122 Portfolio Company 8,989 5.7%
Vanta, Inc.
(1)(2)(5)
555 Portfolio Company 6,453 4.1%
Immuta, Inc.
(1)(2)(5)
80 Portfolio Company 1,021 0.7%
Omni Analytics, Inc.
(1)(2)(5)(6)
N/A Portfolio Company 500 0.3%
Carry Technologies, Inc. dba Hightouch
(1)(2)(5)
12 Portfolio Company 268 0.2%
Total Data Infrastructure (Cost $55,682 ) $ 60,28 2 38.5%
Artificial Intelligence
Quiet OA Access, LP
(1)(2)(5)(7)
N/A Portfolio Company $ 25,500 16.3%
Anthropic, PBC
(1)(2)(4)(5)
218 Portfolio Company 7,072 4.5%
8VC ANSE SPV, LP
(1)(2)(5)
N/A Portfolio Company 6,803 4.4%
HOF Capital AP Growth, LLC
(1)(2)(5)(8)
N/A Portfolio Company 5,250 3.4%
Visual Layer, Inc.
(1)(2)(5)(6)
N/A Portfolio Company 5,000 3.2%
AI-LLM, LLC
(1)(2)(5)(9)
N/A Portfolio Company 3,141 2.0%
Theory Ventures, LP
(1)(2)(3)(10)
N/A Portfolio Fund 1,744 1.1%
Anyscale, Inc.
(1)(2)(5)
300 Portfolio Company 1,494 0.9%
Luminos, Inc.
(1)(2)(5)
N/A Portfolio Company 197 0.1%
AgentHub, Inc. dba Gumloop
(1)(2)(5)(11)
N/A Portfolio Company 10 0.0%
Total Artificial Intelligence (Cost $55, 5 01 ) $ 5 6 , 2 1 1 35. 9%
Vertical/Horizontal Software
ServiceTitan, Inc.
(1)(2)(5)
294 Portfolio Company $ 21,329 13.6%
Canva, Inc.
(1)(2)(5)
6 Portfolio Company 6,220 4.0%
Total Vertical/Horizontal Software (Cost $26,395 ) $ 27,549 17.6%
Property Technology
Inspectify, Inc.
(1)(2)(5)(12)
1,295 Portfolio Company $ 5,000 3.2%
Jetty National, Inc.
(1)(2)(5)
611 Portfolio Company 2,000 1.3%
Total Property Technology (Cost $6,000 ) $ 7,000 4.5%
Financial Technology
Ramp Business Corp.
(1)(2)(5)
26 Portfolio Company $ 693 0.5%
Stripe, Inc.
(1)(2)(5)
10 Portfolio Company 355 0.2%
Total Financial Technology (Cost $1,048 ) $ 1,048 0.7%
Total Technology Private Equity (Cost $144,626) $ 152,090 97.2%
Short-Term Investments
Allspring Government Money Market Fund, Select Class,
4.97%
(13)
2,790 Money Market Fund $ 2,790 1.8%
Federated Hermes Government Obligations Fund,
Administrative Shares, 4.54%
(11)(13)
1 Money Market Fund 1 0.0%
Total Short-Term Investments (Cost $2,291) $ 2,7 91 1.8%
Total investments, at value (Cost $147,417) $ 154,881 99.0%
Other assets in excess of liabilities 1,607 1.0%
Total Net Assets $ 156,488 100.0%
LLC Limited Liability Company
LP Limited Partnership
(1) Non-income producing investment.
(2)
Restricted security. The aggregate value of restricted securities at September 30, 2024 is approximately $152,090 (amount in thousands) and represents 97.2% of net assets. See Note 2, Summary of Significant Accounting Policies for additional information.
(3)
Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 2, Summary of Significant Accounting
Policies - Fair Value Measurement for additional information.
(4) Shares held through a special purpose vehicle of which the named investment is the sole investment. Shares listed indicate shares of underlying investment.
(5)
Investments classified as Level 3 within the three-tier fair value hierarchy. See Note 2, Summary of Significant Accounting Policies - Fair Value
Measurement for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.

Fundrise Growth Tech Fund, LLC
Schedule of Investments (UNAUDITED)(Continued)
September 30, 2024

See accompanying notes to financial statements.
(6) If there is an equity financing, this Simple Agreement for Future Equity (“SAFE”) will convert into preferred shares equal to the Fund’s cost of investment divided by conversion price, which is a function of the discount price.
(7) Subsequent to September 30, 2024, Quiet OA Access, LP invested in Open AI.
(8) HOF Capital AP Growth, LLC, through a related single purpose vehicle, holds an investment in a leading US-based AI and large language model provider (leading defined as top 5 in capital raised as of the reporting date among North American-based companies primarily focused on building and serving foundation models).
(9) AI-LLM, LLC holds an investment in a leading private North American-based artificial intelligence and large language model provider (leading defined as top 5 in capital raised as of the reporting date among North American-based companies primarily focused on building and serving foundation models).
(10)
Limited partnership with a 10-year term. Redemptions are not permitted. There are unfunded commitments of $ 3,103 (amount in thousands) as of
September 30, 2024.
(11) Value is less than 0.05% of Total Net Assets.
(12)
Investment in an affiliate. See Note 6, Investment Manager and Other Related Party Transactions for additional information.
(13) Rate disclosed is representative of the seven-day effective yield as of September 30, 2024.

Fundrise Growth Tech Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
September 30, 2024

See accompanying notes to financial statements.
(Amounts in thousands, except share and per share data)
Assets
Investments in unaffiliated entities, at fair value (Cost $143,417) $ 149,881
Investments in non-controlled affiliated entity, at fair value (Cost $4,000) 5,000
Prepaid expenses 2,219
Cash 1,954
Dividend receivable from unaffiliated investments 65
Total Assets
$ 159,119
Liabilities
Deferred tax liability $ 1,231
Investment securities purchased payable 500
Settling subscriptions 460
Accounts payable and accrued expenses 337
Distributions payable 92
Management fees payable 11
Total Liabilities
$ 2,631
Total Net Assets
$ 156,488
Components of Net Assets
Paid-in capital $ 152,161
Distributable earnings 4,327
Total Net Assets
$ 156,488
Net Asset Value
Net Assets $ 156,488
Common shares outstanding as of September 30, 2024; unlimited shares authorized 15,184,123
Net Asset Value Per Share $ 10.31

Fundrise Growth Tech Fund, LLC
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024

See accompanying notes to financial statements.
(Amounts in thousands)
Investment Income
Interest income from unaffiliated investments $ 449
Dividend income from unaffiliated investments 265
Total Investment Income
$ 714
Expenses
Management fees $ 1,306
Marketing expenses 757
Professional fees 336
Miscellaneous expenses 268
Directors’ fees 72
Custody fees 48
Transfer agent fees 23
Total Expenses $ 2,810
Management fees waived/expenses reimbursed by the Adviser
(692)
Net Expenses
$ 2,118
Net Investment Income (Loss)
$ (1,404)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from unaffiliated investments
$ 222
Net change in unrealized appreciation/depreciation from unaffiliated investments
3,185
Net change in unrealized appreciation/depreciation from non-controlled affiliated investment
1,000
Net change in unrealized appreciation/depreciation from deferred tax expense
(1,231)
Total Net Realized and Unrealized Gain (Loss) from Investments
$ 3,176
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,772

Fundrise Growth Tech Fund, LLC
STATEMENTS OF CHANGES IN NET ASSETS

See accompanying notes to financial statements.
(Amounts in thousands)
For the Six
Months Ended
September 30,
2024
(Unaudited)
For the Year
Ended
March 31, 2024
Operations:
Net investment income (loss) $ (1,404) $ (562)
Net realized gain (loss) from investments 222 (668)
Net change in unrealized appreciation/depreciation from investments, net of deferred tax 2,954 3,112
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,772 $ 1,882
Distributions to Common Shareholders From:
Return of capital $ (173) $ (50)
Net Decrease in Net Assets from Distributions to Common Shareholders
$ (173) $ (50)
Capital Share Transactions:
Proceeds from sale of shares $ 32,468 $ 58,289
Distributions reinvested 5 –
Repurchase of shares
(5,286) (5,551)
Net Increase (Decrease) in Net Assets from Capital Share Transactions
$ 27,187 $ 52,738
Net Increase (Decrease) in Net Assets
$ 28,786 $ 54,570
Net Assets:
Beginning of Period
$ 127,702 $ 73,132
End of Period
$ 156,488 $ 127,702

Fundrise Growth Tech Fund, LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024

See accompanying notes to financial statements.
(Amounts in thousands)
Operating Activities:
Net increase in net assets resulting from operations $ 1,772
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities:
Investments in unaffiliated entities (43,145)
Net change in investments in short-term investments 7,153
Accretion of discounts (222)
Net realized (gain) loss from unaffiliated investments (222)
Net change in unrealized appreciation/depreciation from unaffiliated investments (3,185)
Net change in unrealized appreciation/depreciation from non-controlled affiliated investment (1,000)
Proceeds from sale of unaffiliated investments 12,485
Changes in assets and liabilities:
Net (increase) decrease in prepaid expenses (2,013)
Net (increase) decrease in interest and dividend receivable from unaffiliated investments 49
Net (increase) decrease in investment securities purchased payable 500
Net increase (decrease) in settling subscriptions (367)
Net increase (decrease) in deferred tax liability 1,231
Net increase (decrease) in management fees payable (98)
Net increase (decrease) in accounts payable and accrued expenses 74
Net cash provided by (used in) operating activities
$ (26,988)
Financing Activities:
Proceeds from sale of shares $ 32,468
Cash paid for shares repurchased (5,286)
Distributions paid (126)
Net cash provided by (used in) financing activities
$ 27,056
Net increase (decrease) in cash $ 68
Cash, beginning of period 1,886
Cash, end of period
$ 1,954
Supplemental Disclosure of Non-Cash Activity:
Distributions reinvested $ 5
SAFE in portfolio companies converted to equity investments in portfolio companies $ 4,000

Fundrise Growth Tech Fund, LLC
FINANCIAL HIGHLIGHTS

See accompanying notes to financial statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
September
30, 2024
(Unaudited)
For the Year
Ended
March 31, 2024
For the Period
July 25, 2022
(1)
to
March 31, 2023
Net Asset Value, Beginning of Period
$ 10.20 $ 10.05 $ 10.00
Income from Investment Operations
Net investment income (loss)
(2)
$ (0.10) $ (0.06) $ 0.05
Net realized and unrealized gain (loss) from investments
0.22 0.21 0.00
(3)
Total Income (Loss) from Investment Operations
$ 0.12 $ 0.15 $ 0.05
Distributions to Common Shareholders From:
Return of capital
$ (0.01) $ (0.00)
(3)
$ –
Total Distributions to Common Shareholders
$ (0.01) $ (0.00) $ –
Net Asset Value, End of Period
$ 10.31 $ 10.20 $ 10.05
Total Investment Return Based on Net Asset Value
(4)
1.20%
(5)(6)
1.53%
(6)
0.50%
(5)(6)
Ratios and Supplemental Data
Net assets at end of period (thousands) $ 156,488 $ 127,702 $ 73,132
Ratio of gross expenses to average net assets, excluding deferred tax expense
(7)(8)
3.97%
(9)
3.50%
(10)
6.18%
(9)
Ratio of gross expenses to average net assets, including deferred tax expense
(7)(8)
4.84%
(9)
N/A N/A
Ratio of net expenses to average net assets, excluding deferred tax expense
(8)
3.00%
(9)
3.07%
(11)
2.74%
(9)
Ratio of net expenses to average net assets, including deferred tax expense
(8)
3.87%
(9)
N/A N/A
Ratio of net investment income (loss) to average net assets
(8)
(1.98)%
(9)
(0.55)%
(12)
0.68%
(9)
Portfolio turnover rate 9%
(5)(13)
18% –%
(5)
(1) Commencement of investment operations.
(2) Based on average shares outstanding during each period.
(3) Less than $0.01 per share.
(4) Total investment return based on net asset value is based upon the change in net asset value per share between the opening and ending net asset values per share in the period indicated and assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment policy. Returns shown do not reflect the deduction of taxes that a Shareholder would pay on Fund distributions or the repurchase of Fund shares.
(5) Not annualized.
(6) Total investment returns for the period would have been lower had certain expenses not been waived or borne by the Adviser during the period. The
Expense Limitation Agreement remains in effect through July 31, 2025. See Note 6, Investment Manager Fees and Other Related Party Transactions
for further information.
(7) Reflects the expense ratio excluding any waivers and/or reimbursements.
(8) Excludes acquired fund fees and expenses of underlying investment companies.
(9) Annualized, except for non-recurring items.
(10) The ratio of gross expenses to average net assets includes income tax expense. The ratio excluding income tax expense is 3.43% for the year ended
March 31, 2024.
(11) The ratio of net expenses to average net assets includes income tax expense. The ratio excluding income tax expense is 3.00% for the year ended
March 31, 2024.
(12) The ratio of net investment income (loss) to average net assets includes income tax expense. The ratio excluding income tax expense is (0.48)% for the year ended March 31, 2024.
(13) Excludes the impact of in-kind transactions.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)
September 30, 2024

1. Formation and Organization
Fundrise Growth Tech Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a C corporation. The Fund intends to elect to be taxed as a regulated investment company (“RIC”) under the Internal
Revenue Code of 1986, as amended (the “Code”), in a future taxable year, following such time as the Fund determines that it meets the requirements to qualify as a RIC. Until such time, the Fund expects to be taxed as a C corporation. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company
Act of 1940, as amended (the “1940 Act”). The Fund’s registration statement was declared effective on May 11, 2022. The Fund commenced investment operations on July 25, 2022.
The Fund’s investment objective is to provide total return primarily through long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in private and public technology companies, directly or indirectly, with a primary focus on the equity securities (e.g., common stock, preferred stock, and convertible debt) of certain privately held, mid-to-late-
stage, growth companies (“Portfolio Companies”), or other investments (including derivatives, exchange-traded funds and other pooled investment vehicles) that have economic characteristics similar to investments in technology companies. Under normal circumstances, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of technology and technology-related companies (referred to herein as “technology companies”) and other investments (including derivatives) that have economic characteristics similar to investments in technology companies.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial
Services - Investment Companies (“ASC 946”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The estimates and assumptions underlying these financial statements are based on information available as of September 30, 2024, including judgments about the financial market and economic conditions which may change over time.
Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation Oversight
Pursuant to SEC Rule 2a-5 under the 1940 Act, the Board has approved the Adviser as the Fund’s Valuation Designee (“Valuation
Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value (“NAV”), the Adviser, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors.
When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a current summary of certain methods generally used to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:
Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Fixed income securities are valued by an outside pricing service overseen by the Valuation Designee. The pricing service employs a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board. To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
The majority of the Fund’s investments have no readily available market quotations and, as such, are valued at fair value in good faith. There is no single standard for determining the fair value of a security. Rather, fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes. For mid-to-late growth Portfolio
Companies, traditional valuation methods (e.g., discounted cash flow) are often a less reliable tool for valuing investments in accordance with ASC 820. As such, until the Portfolio Companies grow to a point where traditional valuation methods apply, the
Fund may deem it more appropriate to utilize other valuation methodologies. Late-stage private companies or “pre-IPO companies”

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

traditionally raise capital from investors in organized funding rounds. During such funding rounds, a pre-IPO company will seek a lead investor who will, to their best effort, define a valuation of the company. Therefore, the valuation of the Fund’s Portfolio
Companies may be adjusted when a new valuation is set by the lead investor in the next funding round. As such, the Fund may use the market approach to estimate the fair value of its Portfolio Companies by adjusting the valuation of its Portfolio Companies with each new funding round. However, while the valuation as of the latest funding round is a prominent factor in the Fund’s valuation process, it is not the only factor that the Fund considers when valuing its portfolio investments.
The Fund may establish certain thresholds or triggers that intend to capture fundamental changes in the value of the Portfolio
Company that would affect the anticipated return on the Fund’s investment. Examples of certain thresholds or triggers may include, an unexpected business or technology breakthrough, faster than anticipated revenue growth, a fundamental failure of the technology, the loss of a key customer, or the success of a competitor in the same industry. Additionally, the Adviser may consider several additional factors (if present), including but not limited to the implied valuation of the asset as reflected by stock purchase contracts reported in private markets, fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, or the liquidity of the market for the security. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the
Portfolio Companies to investors or prospective investors, to the extent that it is available.
The Fund invests in Portfolio Companies by purchasing securities directly from such Portfolio Companies, through simple agreements for future equity (“SAFEs”), or through special purpose vehicles (“SPV”). SAFEs represent a contractual right to future equity of a company, in exchange for which the holder of the SAFE contributes capital to the company. SAFEs enable investors to convert their investment to equity upon the occurrence of triggering events set forth in the applicable SAFE.
For investments in companies that are not considered “pre-IPO companies”, valuation methods utilized may include, but are not limited to the following: sales comparison approach; discounted cash flow method; hypothetical sales method; and appraisals received from one or more pricing services. In addition, the Fund may utilize: an analysis of financial ratios and valuation metrics of the portfolio companies that issued private equity securities to peer companies that are public; an analysis of the Portfolio Companies’
most recent financial statements and forecasts; an analysis of the markets in which the Portfolio Company does business; and other relevant factors.
Portfolio Funds and certain Portfolio Companies are generally valued based on the latest NAV reported by the Portfolio Fund or Portfolio Company's portfolio manager (“Portfolio Manager”) as a practical expedient, where such valuation methodologies employed by the Portfolio Funds and certain Portfolio Companies reflects fair value pricing and the effects of using fair value pricing. New purchases of Portfolio Funds and certain Portfolio Companies may be valued at acquisition cost initially until a NAV is provided by the Portfolio Manager. If the Valuation Committee concludes in good faith that the latest NAV reported by a Portfolio
Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value), the Valuation Committee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund or Company.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

The following is a summary of the Fund’s assets measured at fair value on a recurring basis as of September 30, 2024 , and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value (amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of September 30, 2024 (amounts in thousands) . The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
Level 1 Level 2 Level 3
Practical
Expedient
(1)
Total
Portfolio Companies $ – $ – $ 122,295 $ 28,051 $ 150,346
Portfolio Fund – – – 1,744 1,744
Short-Term Investments 2,791 – – – 2,791
Total Investments $ 2, 7 91 $ – $ 122,29 5 $ 29,795 $ 154, 8 81
(1) As a practical expedient, certain investments that are measured at fair value using the NAV per share (or its equivalent) have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
Investment Fair Value Valuation Technique
(1)
Unobservable Input Range
Impact to
Valuation from an
Increase in Input
(2)
Portfolio Companies $ 63,508 Recent Transaction Transaction Price N/A Increase
Portfolio Companies 58,787 Market Transaction Transaction Price N/A Increase
Total Investments $ 122,295
(1) Recent transaction represents investments held at cost based on the purchase price, either from the Portfolio Company’s funding round or a secondary seller, and other relevant market data. Market transaction represents investments valued using private transaction prices or non-public third-party pricing information which is unobservable.
(2) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
Balance as of
March 31, 2024
Purchases or
Conversions
Realized
Gain
(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Sales or
Conversions
Balance as of
September 30, 2024
Net Change in Unrealized
Appreciation/Depreciation
for the Six Months Ended
September 30, 2024 related to
Level 3 Investments Held at
September 30, 2024
Portfolio Companies
(1)
$ 74,130 $ 46,598
(2)
$ – $ 5,567
(2)
$ (4,000)
(2)
$ 122,295 $ 5,567
(1) There were no transfers in or out of Level 3 for the six months ended September 30, 2024.
(2) Amounts include $4,000,000 SAFE in portfolio companies converted to $5,000,000 in equity investments in portfolio companies.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

Restricted Investments
The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on NAV. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. The following are the restricted investments held by the Fund as of September 30, 2024 (amounts in thousands) :
Income Taxes
As a limited liability company, the Fund has elected to be taxed as a C corporation. The Fund intends to elect to be taxed as a
RIC under the Code, in a future taxable year. To qualify as a RIC, the Fund must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Fund’s annual investment company taxable income to the shareholders of the Fund (“Shareholders”) (which is computed without regard to the dividends paid deduction and generally equals the Fund’s ordinary income plus the excess of its net short-term capital gains over its net long-term capital losses, minus deductible expenses). Once the Fund qualifies as a RIC, it generally will not be subject to U.S. federal income tax to the extent it distributes qualifying dividends to its Shareholders. Even if the Fund qualifies for taxation as a RIC, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income. The tax period for the taxable year ending March 31, 2024 and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where we are subject to taxation. For the open tax periods, the Fund has no uncertain tax positions that would require recognition in the financial statements.
Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. As of September 30, 2024, the Fund did not record any cumulative unrecognized tax benefits on the Statement of Assets and Liabilities.
Description
Initial
Acquisition
Date Shares Cost
Value as of
September 30, 2024
% of Net
Assets
Databricks, Inc. 07/14/23 382 $ 25,019 $ 28,05 1 17.9%
Quiet OA Access, LP 09/27/24 N/A 25,500 25,500 16.3%
ServiceTitan, Inc. 06/26/23 294 20,175 21,329 13.6%
dbt Labs, Inc. 09/22/23 441 15,000 15,000 9.6%
Databricks, Inc. 11/20/23 122 8,874 8,989 5.7%
Anthropic, PBC 12/06/23 218 8,535 7,072 4.5%
8VC ANSE SPV, LP 10/27/23 N/A 6,021 6,80 3 4.4%
Vanta, Inc. 09/07/22 555 5,000 6,453 4.1%
Canva, Inc. 09/15/23 6 6,220 6,220 4.0%
HOF Capital AP Growth, LLC 12/29/23 N/A 5,250 5,250 3.4%
Visual Layer, Inc. 06/04/24 N/A 5,000 5,000 3.2%
Inspectify, Inc. 06/30/23 1,295 4,000 5,000 3.2%
AI-LLM, LLC 08/31/23 N/A 1,597 3,141 2.0%
Jetty National, Inc. 08/09/23 611 2,000 2,000 1.3%
Theory Ventures, LP 04/28/23 N/A 1,897 1,744 1.1%
Anyscale, Inc. 10/18/23 300 1,494 1,494 0.9%
Immuta, Inc. 03/28/23 80 1,021 1,021 0.7%
Ramp Business Corp. 05/20/24 26 693 693 0.5%
Omni Analytics, Inc. 08/27/24 N/A 500 500 0.3%
Stripe, Inc. 06/28/24 10 355 355 0.2%
Carry Technologies, Inc. dba Hightouch 06/06/24 12 268 268 0.2%
Luminos, Inc. 11/09/23 N/A 197 197 0.1%
AgentHub, Inc. dba Gumloop
(1)
08/16/24 N/A 10 10 0.0%
Total $ 144,626 $ 152,090 97.2%
(1) Value is less than 0.05% of Total Net Assets.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

As a result of being taxed as a C corporation, we are subject to federal and applicable state corporate income taxes on our taxable ordinary income and capital gains. In addition, while we are subject to taxation as a C corporation, we will not be required to fulfill the annual distribution, investment diversification or gross income composition requirements applicable to RICs.
The Fund accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are recognized as temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
Issuance of Shares
The Fund offers its shares on a continuous basis through the Fundrise Platform, an investment platform available both online at
www.fundrise.com and through various mobile applications owned and operated by the Sponsor. The price a Shareholder pays for shares is based on the Fund’s NAV. The NAV of the Fund’s shares is calculated daily on each day that the New York Stock Exchange is open for business. Cash received for investor subscriptions is recorded as Settling Subscriptions in the Statement of Assets and
Liabilities until settlement occurs and shares are issued.
Distributions To Shareholders
The Fund has made, and intends to continue to make, distributions necessary to qualify to be taxed as a RIC and, once qualified, maintain its qualification for taxation as a RIC. The Fund expects that it will declare and pay distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. Notwithstanding the foregoing, it is likely that many of the Portfolio
Companies in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Board may authorize distributions in shares or in excess of those required for the Fund to qualify or maintain RIC tax status depending on the Fund’s financial condition and such other factors as the Board may deem relevant. The distribution rate may be modified by the Board from time to time. The
Board reserves the right to change or suspend the distribution policy from time to time. Distributions to shareholders of the Fund are recorded on the ex-dividend date.
Until such time as the Fund meets the requirements to qualify as a RIC, or if the Fund fails to qualify as a RIC in any taxable year, it will be taxed as an ordinary corporation on its taxable income (even if such income is distributed to its shareholders) and all distributions out of earnings and profits will generally be taxed to certain noncorporate U.S. shareholders (including individuals) as
“qualified dividend income” eligible for reduced maximum tax rates.
Dividend Reinvestment
The Fund operates under a dividend reinvestment policy administered by the Adviser. Pursuant to the policy, a Shareholder’s income dividends, capital gains or other distributions, net of any applicable U.S. withholding tax, can be reinvested in the shares of the
Fund, provided that, if a Shareholder participates in an investment plan offered by the Adviser, such distributions will be reinvested in accordance with such investment plan. Unless a Shareholder elects to “opt in” to the Fund’s dividend reinvestment policy, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional shares of the Fund under the policy. When the Fund declares a distribution payable in cash, the Shareholders enrolled in the dividend reinvestment plan will receive an equivalent amount in shares from the Fund either newly issued or repurchased from Shareholders by the Fund or according to their investment plan, if applicable. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution (or the percentage of the distribution allocable to the Fund under the terms of the investment plan, if applicable) by the Fund’s NAV per share when the distribution is paid.
Shareholders who do not participate in the Fund’s dividend reinvestment policy will receive all dividends in cash.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

Investment Income and Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales of investments are determined on a specific identification basis. Dividend income and distributions are reported on the ex-
dividend date, and interest income is recorded on an accrual basis. Amortization of premiums and accretion of discounts on fixed income securities is calculated using the effective interest method, or straight-line method when appropriate, over the holding period of the investment and are included in interest income. Distributions received from investments generally are comprised of ordinary income and/or return of capital. The Fund estimates the allocation of distributions between investment income and return of capital based on historical information or regulatory filings. These estimates may subsequently be revised based on actual allocations received from investments after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the reporting period of the Fund.
3. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Principal Risks” in the Fund’s Prospectus and Statement
of Additional Information filed on August 1, 2024, and the Fund’s other filings with the SEC.
Non-Listed Closed-End Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their shares. If a secondary market were to develop for the shares in the future, and a Shareholder is able to sell his or her shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per share.
The Fund from time to time may offer to repurchase shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct quarterly repurchase offers in the sole discretion of the Board; provided, that it is not expected that such repurchase offers will be for more than 5% of the Fund’s net assets.
Non-Diversification Risk. As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more Portfolio Companies . Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.
Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a Shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably.
At any point in time, shares may be worth less than the original investment, even after taking into account the reinvestment of
Fund dividends and distributions. Market risk also includes the risk that geopolitical and other events, such as war, terrorism, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and nature disasters, negatively impact the securities markets, which may adversely affect the Fund’s business, results of operations and financial condition and the Fund to lose value.
Risks of Investing in Portfolio Companies. The Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Adviser expects that the Fund’s holdings of Portfolio Companies may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur.
Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns.
Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses.
Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the Portfolio Companies in which the Fund invests. Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Portfolio Companies may have substantial debt loads. In such cases, the
Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.
These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Technology Sector (Concentration) Risk. The Fund’s portfolio will be concentrated in securities issued by technology companies and other investments that provide economic exposure to technology companies and as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. Certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

than expected and could experience losses. The Fund’s portfolio investments are generally privately traded securities (unless one of the Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein)
that are fair valued by the Adviser in accordance with the Fund’s valuation procedures. Valuations of the Portfolio Companies are inherently uncertain and may be based on estimates, and the Fund’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. This risk is particularly exaggerated for mid-stage growth Portfolio Companies, given their limited history and significant change in cash flow generation over time.
Restricted and Illiquid Securities Risk. Illiquid securities are securities that are not readily marketable. These securities may include restricted securities, which cannot be resold to the public without an effective registration statement under the Securities Act of
1933, as amended (the “1933 Act”), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Many private company securities may be restricted securities and/or considered illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges.
Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall market and economic circumstances. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities.
Tax Risk. Because the Fund is currently treated as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses and will be subject to tax at regular corporate rates. In calculating a Fund’s daily NAV in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 21%)
plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities considered to be return of capital and for any net operating gains.
The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund. If the Fund is taxed as a C corporation at the time it recognizes gain on its investments (and in respect of aggregate net unrealized built-in gain at the time the Fund first qualifies as a RIC to the extent such gain is recognized within five years after so qualifying), the Fund’s returns will be lower than they would have been if the Fund had elected and qualified to be taxed as RIC prior to such gain accruing due to the Fund’s obligation to pay a corporate-level tax prior to its distribution of income to shareholders.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

4. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares for the six months ended September 30, 2024 and for the year ended March 31, 2024 (all tabular amounts are in thousands except share data) :
As of September 30, 2024, the Sponsor held 10,000 common shares. For the six months ended September 30, 2024, total distributions declared to this related party was less than $1,000.
5. Repurchase Offers
The Fund from time to time may offer to repurchase shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct quarterly repurchase offers in the sole discretion of the Board; provided, that it is not expected that such repurchase offers will be for more than 5% of the Fund’s net assets. Any repurchases of shares will be made to all holders of shares, at such times and on such terms as may be determined by the Board from time to time in its sole discretion.
The Board will determine that the Fund will offer to repurchase shares pursuant to written tenders only on terms that the Board determines to be fair to the Fund and Shareholders. The value of shares being repurchased will be determined as of a date, determined by the Board, in its sole discretion, which is approximately one to seven days after the expiration of the repurchase offer (the
“Valuation Date”), and any such repurchase will be effective as of the Valuation Date (the “Repurchase Date”). The amount due to any Shareholder whose shares are repurchased will be equal to the value of the Shareholder’s shares being repurchased, based on the Fund’s NAV per share as of the Valuation Date.
The Fund may not condition a repurchase offer upon the tender of any minimum number of shares. The Fund does not currently charge a repurchase fee, and it does not currently expect to impose a repurchase fee. However, the Fund may in the future charge a repurchase fee of up to 2.00%, subject to approval of the Board.
The following table presents the repurchase offers that were completed during the six months ended September 30, 2024 (all tabular amounts are in thousands except share data) :
6. Investment Manager Fees and Other Related Party Transactions
The Fund entered into an Investment Management Agreement with the Adviser. Pursuant to the Investment Management
Agreement, and in consideration of the services provided by the Adviser to the Fund, the Adviser is entitled to a management fee
(the “Management Fee”) of 1.85% of the Fund’s average daily net assets. The Management Fee will be calculated and accrued daily
For the Six Months Ended September 30, 2024 For the Year Ended March 31, 2024
Common Shares
Shares Amount Shares Amount
Proceeds from sale of shares
3,179,054 $ 32,468 5,794,597 $ 58,289
Reinvestment of distributions
449 5 – –
Total gross proceeds
3,179,503 $ 32,473 5,794,597 $ 58,289
Repurchase of shares
(517,773) (5,286) (548,745) (5,551)
Net Proceeds from Common Shares
2 , 661 , 730 $ 27,187 5 , 245 , 852 $ 52,738
Repurchase Offers
Fourth Quarter
Repurchase
Commencement Date February 29, 2024
Repurchase Request Deadline March 29, 2024
Repurchase Pricing Date April 1, 2024
Amount Repurchased $ 2,705
Shares Repurchased 265,176
Repurchase Offers
First Quarter
Repurchase
Commencement Date May 29, 2024
Repurchase Request Deadline June 28, 2024
Repurchase Pricing Date July 1, 2024
Amount Repurchased $ 2,581
Shares Repurchased 252,597

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

and payable monthly in arrears.
The Adviser and the Fund have entered into an Expense Limitation Agreement pursuant to which the Adviser has contractually agreed to waive its Management Fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding interest payments, taxes, brokerage commissions, fees and expenses incurred by the Fund’s use of leverage, acquired fund fees and expenses and extraordinary or non-routine expenses, including with respect to reorganizations or litigation affecting the Fund) (the “Operating Expenses”) to the extent necessary to limit the Fund’s Operating
Expenses to 3.00% of the Fund’s average daily net assets. The Adviser is entitled to seek recoupment from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that the recoupment will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or recouped, or (b) the expense limitation amount in effect at the time of the recoupment. The Expense Limitation Agreement will remain in effect at least through July 31, 2025, unless and until the Board approves its modification or termination.
For the six months ended September 30, 2024, the Adviser contractually waived management fees/reimbursed expenses of approximately $692,000.
As of September 30, 2024, the Fund had remaining expense waivers and/or reimbursement subject to recoupment by the Adviser and respective dates of expiration as follows (amounts in thousands) :
For the six months ended September 30, 2024, the Adviser did not seek recoupment for any fees.
The Adviser or its affiliates may be entitled to certain fees as permitted by the 1940 Act or as otherwise permitted by applicable law and regulation fees and expenses associated with the selection, acquisition, or origination of investments (including, but not limited to, reimbursement of non-ordinary expenses and employee time required to special service a non-performing asset) whether or not the Fund ultimately acquires or originates the investment, and the sale of investments. No such fees were incurred or paid by the
Fund to the Adviser or its affiliates for the six months ended September 30, 2024 .
The Adviser and Rise Companies entered into a Shared Services Agreement where Rise Companies will provide the Adviser with the personnel, services and resources necessary for the Adviser to comply with its obligations and responsibilities under the Second
Amended and Restated Operating Agreement (“Operating Agreement”) and Investment Management Agreement, which includes responsibility for operations of the Fund and performance of such services and activities relating to the investments and operations of the Fund as may be appropriate, including without limitation those services and activities listed in the Operating Agreement and
Investment Management Agreement.
The Fund will reimburse the Adviser for out-of-pocket expenses paid to third parties in connection with providing services to the
Fund. This does not include the Adviser’s overhead, employee costs borne by the Adviser, or utilities costs. Expense reimbursements payable to the Adviser also may include expenses incurred by the Sponsor in the performance of services pursuant to a shared services agreement between the Adviser and the Sponsor, including any increases in insurance attributable to the management or operation of the Fund. During the six months ended September 30, 2024, there were approximately $53,000 of expenses reimbursed to the Adviser pursuant to the shared services agreement.
Recoupment Expiration Expenses Remaining
Expires during the year ended March 31, 2025 $ –
Expires during the year ended March 31, 2026 1,003
Expires during the year ended March 31, 2027 432
Expires during the year ended March 31, 2028 692
Total Fee Waiver/Expense Reimbursement Subject to Recoupment $ 2,127

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

Affiliated Investments
The Fund invests in one or more affiliated entities. The affiliated investment vehicles have not been registered under the Securities
Act of 1933, as amended, and thus are subject to restrictions on resale.
During the six months ended September 30, 2024, investments in affiliates were as follows (amounts in thousands) :
7. Investments
The Fund invests in technology companies, with a primary focus on the equity securities (e.g., common stock, preferred stock and convertible debt) of certain privately held, mid-to-late-stage, growth companies, or other investments (including derivatives) that have economic characteristics similar to investments in technology companies.
The cost of purchases and proceeds from the sale of investments, other than short-term securities and in-kind transactions, for the six months ended September 30, 2024 amounted to $43,145 and $12,485, respectively (amounts in thousands) . For the six months ended September 30, 2024, the cost of purchases and proceeds from sales of in-kind transactions were $4,000 ( amounts in thousands).
8. Tax Basis Information
The timing and characterization of certain income, capital gains, and return of capital distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net investment income/loss or accumulated net realized gain/loss, as appropriate, in the period in which the differences arise.
As of March 31, 2024, the tax basis of distributable earnings (accumulated deficit) was as follows (amounts in thousands) :
As of March 31, 2024, the capital loss carryforwards were as follows (amounts in thousands) :
Non-Controlled Affiliated Investment
Balance as of
March 31, 2024
Purchases or
Conversions
at Cost
Proceeds
from Sales or
Conversions
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
Change in
Unrealized
Appreciation/
Depreciation
Balance as of
September 30, 2024
Total
Dividend
Income
Technology Private Equity
Inspectify, Inc. $ 4,000 $ 4,000
(1)
$ (4,000)
(1)
$ – $ 1,000
(1)
$ 5,000 $ –
Total
$ 4,000 $ 4,000 $ (4,000) $ – $ 1,000 $ 5,000 $ –
(1) Amounts include $4,000,000 SAFE in portfolio companies converted to $5,000,000 in equity investments in portfolio companies.
Undistributed ordinary income (loss) $ (204)
Tax accumulated earnings (loss) $ (204)
Accumulated capital and other losses (668)
Net unrealized gain (loss) on investments 3,427
Total Distributable Earnings $ 2,555
Short-term $ 668
Long-term –
Total Capital Loss Carryforwards
(1)
$ 668
(1) To the extent the Fund recognizes capital gains in future periods, they will be offset by unused capital loss carryforwards subject to IRC limitations.

Fundrise Growth Tech Fund, LLC
Notes to Financial Statements (UNAUDITED)(continued)
September 30, 2024

As of September 30, 2024 , the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows (amounts in thousands) :
The Fund does not yet qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, therefore it is taxed as a corporation.
The Fund is a C corporation for income tax purposes and is therefore obligated to pay federal and state income tax on its taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.
The following table presents the significant components of the Fund’s deferred tax assets and liabilities (amounts in thousands):
9. New Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update No. 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740):
Improvements to Income Tax Disclosures. ASU 2022-09 focuses on income tax disclosures and effective tax rates and cash income taxes paid. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15,
2024 (for non-public entities beginning after December 15, 2025), and allows for early adoption. The Fund has evaluated the impact of the additional requirements and concluded the adoption of this ASU will not have a material impact on the financial statements.
10. Subsequent Events
In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring after the date of this report and through the date these financial statements were available to be issued and determined that no events have occurred that require disclosure other than the following.
Share Transactions
Following the date of this report, the following repurchase offers have occurred (all tabular amounts are in thousands except share data) :
Cost of investments for tax purposes $ 146,769
Gross tax unrealized appreciation $ 9,095
Gross tax unrealized depreciation (1,483)
Net Tax Unrealized Appreciation $ 7,612
Deferred Tax Assets:
Net operating loss carryforwards $ 249
Less valuation allowance –
Gross Deferred Tax Assets $ 249
Deferred Tax Liabilities:
Investment in partnerships $ (31)
Unrealized/realized gain on investments (1,449)
Gross Deferred Tax Liabilities $ (1,480)
Total Deferred Tax (Liability) Asset, Net $ (1,231)
Repurchase Offers
Second Quarter
Repurchase
Commencement Date August 29, 2024
Repurchase Request Deadline September 30, 2024
Repurchase Pricing Date October 1, 2024
Amount Repurchased $ 3,049
Shares Repurchased 295,711

Fundrise Growth Tech Fund, LLC
Additional Information (UNAUDITED)
September 30, 2024

1. Approval of Investment Management Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered fund’s board of directors, including a majority of those directors who are not “interested persons” of the fund, as defined in the 1940 Act (the
“Independent Directors”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory agreement. At its meeting held on May 20, 2024 (the “Meeting”), the Board of Directors (the “Board”) of the Fund, including each of the Independent Directors, unanimously voted to approve the continuation of the existing investment management agreement
(the “Agreement”) between Fundrise Advisors LLC (the “Adviser”) and the Fund for an additional one-year period.
In connection with its annual consideration of the Agreement for the Fund, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such Agreement by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The report from Broadridge compared certain fee information for the Fund to that of an independently selected peer group of similar funds
(“Peer Group”) and provided performance information for funds in the Peer Group (the “Broadridge Report”). Preceding the
Meeting, the Board also reviewed written responses from the Adviser to questions posed to the Adviser by counsel on behalf of the Board and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreement, such as the materials and presentations by Fund officers and representatives of the Adviser received at the Meeting concerning the Agreement, the operation of the Fund and the Adviser.
The Board also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to its evaluation of the Agreement.
In determining whether to approve the renewal of the Agreement, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve renewal of the Agreement was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the renewal of the Agreement. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the
Agreement and, throughout the evaluation process, the Board was assisted by counsel for the Independent Directors. In connection with their deliberations, the Independent Directors met separately in executive session, without the presence of representatives of the Adviser, to consider the relevant materials. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the renewal of the Agreement is provided below.
Nature, Extent and Quality of Services
The Board considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser. The
Board considered, among other things, the terms of the Agreement and the range of services provided by the Adviser. The Board considered the Adviser’s reputation, organizational structure, resources and overall financial strength and ability to carry out its obligations under the Agreement. The Board also considered the Adviser’s experience managing other similar pooled investment vehicles that employ different investment strategies from those of the Fund (the “Other Investment Vehicles”).
The Board considered the Adviser’s professional personnel who provide services to the Fund, including the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the compliance program and compliance record of the Adviser and the Fund. The Board noted the Adviser’s support of the Fund’s compliance control structure, including the resources that continue to be devoted by the Adviser in support of the Fund’s obligations pursuant to Rule
38a-1 under the 1940 Act and the efforts of the Adviser and its affiliates in supporting the Fund and managing various operational and other risks, including, but not limited to, cybersecurity and operational risks.
The Board considered the day-to-day portfolio management services that the Adviser provided to the Fund. In this regard, the
Board considered, among other things, the Adviser’s investment philosophy and processes, its investment research capabilities and resources, its performance record, its experience, its trading operations and its approach to managing risk, including most particularly with respect to investments in the technology sector. The Board further recognized the range of services the Adviser provided including, but not limited to, structuring terms and conditions of the Fund’s acquisitions and joint ventures; negotiating and executing permissible investments and other transactions; and managing liquidity and evaluating potential asset dispositions.
The Board considered the experience of the Fund’s portfolio managers, the number of Other Investment Vehicles managed by the portfolio managers, and the Adviser’s method for compensating the portfolio managers.

Fundrise Growth Tech Fund, LLC
Additional Information (UNAUDITED)(continued)
September 30, 2024

In addition, the Board considered the assumption of business, entrepreneurial, overall managerial and other risks by the Adviser in connection with managing the Fund. The Board noted that the Fund is a closed-end tender offer fund that operates in accordance with the framework set forth in Rule 13e-4 under the Securities Exchange Act of 1934, as amended, and considered the special attributes of the Fund relative to traditional mutual funds and the benefits that are realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by the Adviser and its affiliates in maintaining an infrastructure necessary to support the on-going operations of the Fund, including its periodic tender offer structure.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the Agreement
Fund Performance
The Board reviewed information provided by the Adviser regarding the Fund’s investment performance, performance of comparable funds in the Fund’s Peer Group as well as information from the Adviser regarding the performance of the Fund relative to certain, appropriate benchmark indices, and assessed the Fund’s performance on the basis of total return. The Board considered, among other things, the Adviser’s efforts to generate competitive performance returns over time.
The materials provided indicated that the Fund generated a return of 1.52% for the one-year period ended March 31, 2024, which was the Fund’s first full year of operations. The Board noted the Adviser’s representation that the Fund’s performance during the year compared favorably against that of the Cambridge Associates LLC U.S. Venture Capital Index, which returned -2.53%
during the third calendar quarter of 2023 and -0.47% in the second calendar quarter of 2023, which was the most recent available performance data for the index. The Board also compared the Fund’s performance against the performance of funds in its Peer
Group. Based on these considerations and other factors, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Management Fees and Expenses
The Board reviewed and considered the management fee rate paid by the Fund to the Adviser under the Agreement and the Fund’s total expense ratio. The Board received and reviewed the Broadridge Report, which compared the Fund’s management fee rate and total expense ratio to the Fund’s Peer Group. The Board considered the Fund’s management fees and total expense ratio for the one-
year period ended March 31, 2024, as compared to the Fund’s Peer Group.
In considering the reasonableness of the Fund’s management fee and total expense ratio, the Board observed that, according to the information provided by Broadridge, the Fund’s contractual management fee was below the median of the Fund’s Peer Group, and the Fund’s net management fee and net expense ratio remained within a reasonable range of the Peer Group average.
Based on its consideration of the factors and information it deemed relevant, the Board concluded that the compensation payable to the Adviser under the Agreement was reasonable
Profitability
The Board considered information from the Adviser regarding the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory, administrative and other services to the Fund and to the Adviser’s Other Investment
Vehicles. In evaluating the profitability to the Adviser from providing services to the Fund, the Board considered the Adviser’s representations that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund expenses at levels believed by the Adviser to be attractive to investors and that the Adviser’s profitability with respect to the Fund was believed to be fair and reasonable based on the nature and quality of the services to be provided to shareholders.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates from the Fund are not excessive.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund’s assets continue to grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of the Fund. In this regard, the Board

Fundrise Growth Tech Fund, LLC
Additional Information (UNAUDITED)(continued)
September 30, 2024

considered the Fund’s fee structure, asset size, and net expense ratio, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are low, stable or decreasing, the significance of economies of scale may be reduced. The Board observed that the Fund had only recently completed its first full year of operations, and that assets remained relatively low. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale at higher asset levels but that, in light of the Fund’s current asset levels and because the
Adviser was already waiving part of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap, the Adviser was not proposing breakpoints in the advisory fee at this time. The Board concluded that the fee schedule for the Fund reflects an appropriate level of sharing of any economies of scale.
The Board noted that it will have the opportunity to periodically reexamine whether the Fund has achieved any economies of scale and the appropriateness of any potential future management fee breakpoints as part of its future review of the Agreement.
“Fall-Out” Benefits
The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates receive as a result of their relationships with the Fund. The Board noted that ancillary benefits include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s and its affiliates’ business as a result of their relationships with the Fund. The Board also considered information about certain fees that the
Adviser or its affiliates may be entitled to receive in connection with the technology the Adviser intends to develop for use by the
Fund.
Based on its consideration of the factors and information it deemed relevant, the Board did not deem any ancillary benefits that may be received by the Adviser and its affiliates to be unreasonable.
Conclusion
The Board did not identify any single factor discussed previously as all-important or controlling. The Board, including the Independent
Directors, concluded that the terms of the Agreement were reasonable and that the fees payable to the Adviser under the Agreement were reasonable in light of the services provided to the Fund. Accordingly, based on its deliberations and its evaluation of the factors described above and other information it believed relevant, the Board determined that the continuation of the Agreement was in the best interests of the Fund.
2. Disclosure of Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available without charge, upon request, by calling
(202) 584-0550 or on the SEC’s website at http://www.sec.gov .
3. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the year ended June 30, 2024, is available
(1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundrise.com/innovation and (3) on the SEC’s website at http://www.sec.gov .
4. Compensation of Directors
The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (202) 584-0550, (2) on the Fund’s website at www.fundrise.com/innovation and (3) on the SEC’s website at http://www.sec.gov .
The following table sets forth information regarding the total compensation to be paid to the Independent Directors for their services as Independent Directors for the Fund’s fiscal year ending March 31, 2025. As an Interested Director, Mr. Miller receives no compensation from the Fund for his service as a Director. No other compensation or retirement benefits are received by any
Director or officer from the Fund.

Fundrise Growth Tech Fund, LLC
Additional Information (UNAUDITED)(continued)
September 30, 2024

Name
Aggregate
Compensation from
the Fund
Aggregate
Compensation from
the Fund and Fund
Complex
(1)
Paid to
Directors
Jennifer Blatnik $ 45,000 $ 45,000
Jeffrey R. Deitrich 45,000 120,000
Glenn R. Osaka 45,000 120,000
(1)
The “Fund Complex” consists of the Fund, Fundrise Income Real Estate Fund, LLC and Fundrise Real Estate Interval Fund, LLC.

FOR MORE INFORMATION
Investment Adviser
Fundrise Advisors, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
Fundrise Growth Tech Fund, LLC
11 Dupont Circle NW, 9th Floor
Washington, DC 20036
(202) 584-0550
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants

Not applicable for the semi-annual reporting period.

Item 6. Investments

(a) The schedule of investments is included as part of the report to Shareholders filed under Item 1(a) of this form.

(b) There were no divestments of securities (as defined by Section 13(c) of the 1940 Act) for this semi-annual reporting period.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Ohers of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s statement regarding the basis for approval of its investment advisory contract is included as part of the report to shareholders filed under Item 1(a) of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for the semi-annual reporting period.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for the semi-annual reporting period.

(b) As of November 15, 2024, there have been no changes in portfolio managers since the most recent annual report.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

There were no purchases of the Registrant’s equity securities by the Sponsor or other affiliated purchasers for this semi-annual reporting period.

Item 15. Submission of Matters to a Vote of Security Holders

As of November 15, 2024, there have been no material changes in the procedures by which Shareholders may recommend nominees to the Board of Directors.

Item 16. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable for the semi-annual reporting period.

(a)(3) A separate certification for each of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fundrise Growth Tech Fund, LLC

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: President

Date	November 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin S. Miller
Name: Benjamin S. Miller
Title: Principal Executive Officer

Date	November 19, 2024

By	/s/ Alison A.Staloch
Name: Alison A. Staloch
Title: Treasurer and Principal Financial Officer

Date	November 15, 2024